Shareholder Report, Holdings (Details)	Apr. 30, 2026
C000089555 | FR_94988V308
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000089555 | FR_910800015
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000089555 | FR_01989A605
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000089555 | FR_94988V431
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000089555 | FR_01989A209
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000089555 | FR_01989A506
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000089555 | FR_464287200
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000089555 | FR_910800004
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000089555 | FR_01989A308
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000089555 | FR_94988V704
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000089555 | Bonds
Holdings [Line Items]
Percent of Total Investments	35.20%
C000089555 | U.S. equities
Holdings [Line Items]
Percent of Total Investments	38.40%
C000089555 | International stocks
Holdings [Line Items]
Percent of Total Investments	26.40%
C000089552 | FR_94988V308
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000089552 | FR_910800015
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000089552 | FR_01989A605
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000089552 | FR_94988V431
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000089552 | FR_01989A209
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000089552 | FR_01989A506
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000089552 | FR_464287200
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000089552 | FR_910800004
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000089552 | FR_01989A308
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000089552 | FR_94988V704
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000089552 | Bonds
Holdings [Line Items]
Percent of Total Investments	35.20%
C000089552 | U.S. equities
Holdings [Line Items]
Percent of Total Investments	38.40%
C000089552 | International stocks
Holdings [Line Items]
Percent of Total Investments	26.40%
C000089554 | FR_94988V308
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000089554 | FR_910800015
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000089554 | FR_01989A605
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000089554 | FR_94988V431
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000089554 | FR_01989A209
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000089554 | FR_01989A506
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000089554 | FR_464287200
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000089554 | FR_910800004
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000089554 | FR_01989A308
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000089554 | FR_94988V704
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000089554 | Bonds
Holdings [Line Items]
Percent of Total Investments	35.20%
C000089554 | U.S. equities
Holdings [Line Items]
Percent of Total Investments	38.40%
C000089554 | International stocks
Holdings [Line Items]
Percent of Total Investments	26.40%
C000123113 | FR_94988V308
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000123113 | FR_910800015
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000123113 | FR_01989A605
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000123113 | FR_94988V431
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000123113 | FR_01989A209
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000123113 | FR_01989A506
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000123113 | FR_464287200
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000123113 | FR_910800004
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000123113 | FR_01989A308
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000123113 | FR_94988V704
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000123113 | Bonds
Holdings [Line Items]
Percent of Total Investments	35.20%
C000123113 | U.S. equities
Holdings [Line Items]
Percent of Total Investments	38.40%
C000123113 | International stocks
Holdings [Line Items]
Percent of Total Investments	26.40%
C000020336 | FR_91282CQK0
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000020336 | FR_91282CNX5
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000020336 | FR_912810UT3
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000020336 | FR_01F052664
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000020336 | FR_912810UP1
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000020336 | FR_91282CQL8
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000020336 | FR_91282CMZ1
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000020336 | FR_01F050650
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000020336 | FR_912810SF6
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000020336 | FR_91282CFU0
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000020336 | AssetAgency securities
Holdings [Line Items]
Percent of Total Investments	37.90%
C000020336 | AssetU.S. Treasury securities
Holdings [Line Items]
Percent of Total Investments	25.80%
C000020336 | AssetCorporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	23.30%
C000020336 | AssetAsset-backed securities
Holdings [Line Items]
Percent of Total Investments	5.80%
C000020336 | AssetYankee corporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	4.70%
C000020336 | AssetNon-agency mortgage-backed securities
Holdings [Line Items]
Percent of Total Investments	1.50%
C000020336 | AssetYankee government bonds
Holdings [Line Items]
Percent of Total Investments	0.90%
C000020336 | AssetMunicipal obligations
Holdings [Line Items]
Percent of Total Investments	0.10%
C000020333 | FR_91282CQK0
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000020333 | FR_91282CNX5
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000020333 | FR_912810UT3
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000020333 | FR_01F052664
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000020333 | FR_912810UP1
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000020333 | FR_91282CQL8
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000020333 | FR_91282CMZ1
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000020333 | FR_01F050650
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000020333 | FR_912810SF6
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000020333 | FR_91282CFU0
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000020333 | AssetAgency securities
Holdings [Line Items]
Percent of Total Investments	37.90%
C000020333 | AssetU.S. Treasury securities
Holdings [Line Items]
Percent of Total Investments	25.80%
C000020333 | AssetCorporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	23.30%
C000020333 | AssetAsset-backed securities
Holdings [Line Items]
Percent of Total Investments	5.80%
C000020333 | AssetYankee corporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	4.70%
C000020333 | AssetNon-agency mortgage-backed securities
Holdings [Line Items]
Percent of Total Investments	1.50%
C000020333 | AssetYankee government bonds
Holdings [Line Items]
Percent of Total Investments	0.90%
C000020333 | AssetMunicipal obligations
Holdings [Line Items]
Percent of Total Investments	0.10%
C000020335 | FR_91282CQK0
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000020335 | FR_91282CNX5
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000020335 | FR_912810UT3
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000020335 | FR_01F052664
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000020335 | FR_912810UP1
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000020335 | FR_91282CQL8
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000020335 | FR_91282CMZ1
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000020335 | FR_01F050650
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000020335 | FR_912810SF6
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000020335 | FR_91282CFU0
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000020335 | AssetAgency securities
Holdings [Line Items]
Percent of Total Investments	37.90%
C000020335 | AssetU.S. Treasury securities
Holdings [Line Items]
Percent of Total Investments	25.80%
C000020335 | AssetCorporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	23.30%
C000020335 | AssetAsset-backed securities
Holdings [Line Items]
Percent of Total Investments	5.80%
C000020335 | AssetYankee corporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	4.70%
C000020335 | AssetNon-agency mortgage-backed securities
Holdings [Line Items]
Percent of Total Investments	1.50%
C000020335 | AssetYankee government bonds
Holdings [Line Items]
Percent of Total Investments	0.90%
C000020335 | AssetMunicipal obligations
Holdings [Line Items]
Percent of Total Investments	0.10%
C000120078 | FR_91282CQK0
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000120078 | FR_91282CNX5
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000120078 | FR_912810UT3
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000120078 | FR_01F052664
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000120078 | FR_912810UP1
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000120078 | FR_91282CQL8
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000120078 | FR_91282CMZ1
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000120078 | FR_01F050650
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000120078 | FR_912810SF6
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000120078 | FR_91282CFU0
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000120078 | AssetAgency securities
Holdings [Line Items]
Percent of Total Investments	37.90%
C000120078 | AssetU.S. Treasury securities
Holdings [Line Items]
Percent of Total Investments	25.80%
C000120078 | AssetCorporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	23.30%
C000120078 | AssetAsset-backed securities
Holdings [Line Items]
Percent of Total Investments	5.80%
C000120078 | AssetYankee corporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	4.70%
C000120078 | AssetNon-agency mortgage-backed securities
Holdings [Line Items]
Percent of Total Investments	1.50%
C000120078 | AssetYankee government bonds
Holdings [Line Items]
Percent of Total Investments	0.90%
C000120078 | AssetMunicipal obligations
Holdings [Line Items]
Percent of Total Investments	0.10%
C000020337 | FR_91282CQK0
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000020337 | FR_91282CNX5
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000020337 | FR_912810UT3
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000020337 | FR_01F052664
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000020337 | FR_912810UP1
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000020337 | FR_91282CQL8
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000020337 | FR_91282CMZ1
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000020337 | FR_01F050650
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000020337 | FR_912810SF6
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000020337 | FR_91282CFU0
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000020337 | AssetAgency securities
Holdings [Line Items]
Percent of Total Investments	37.90%
C000020337 | AssetU.S. Treasury securities
Holdings [Line Items]
Percent of Total Investments	25.80%
C000020337 | AssetCorporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	23.30%
C000020337 | AssetAsset-backed securities
Holdings [Line Items]
Percent of Total Investments	5.80%
C000020337 | AssetYankee corporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	4.70%
C000020337 | AssetNon-agency mortgage-backed securities
Holdings [Line Items]
Percent of Total Investments	1.50%
C000020337 | AssetYankee government bonds
Holdings [Line Items]
Percent of Total Investments	0.90%
C000020337 | AssetMunicipal obligations
Holdings [Line Items]
Percent of Total Investments	0.10%
C000064993 | FR_093712107
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000064993 | FR_G3323L100
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000064993 | FR_607828100
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000064993 | FR_21044C107
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000064993 | FR_816850101
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000064993 | FR_52476L109
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000064993 | FR_29358P101
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000064993 | FR_925550105
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000064993 | FR_144285103
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000064993 | FR_75524B104
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000064993 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	36.10%
C000064993 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	23.20%
C000064993 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	22.50%
C000064993 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	6.90%
C000064993 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	6.40%
C000064993 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	1.90%
C000064993 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	1.40%
C000064993 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	1.20%
C000064993 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	0.40%
C000205249 | FR_093712107
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000205249 | FR_G3323L100
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000205249 | FR_607828100
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000205249 | FR_21044C107
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000205249 | FR_816850101
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000205249 | FR_52476L109
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000205249 | FR_29358P101
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000205249 | FR_925550105
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000205249 | FR_144285103
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000205249 | FR_75524B104
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000205249 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	36.10%
C000205249 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	23.20%
C000205249 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	22.50%
C000205249 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	6.90%
C000205249 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	6.40%
C000205249 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	1.90%
C000205249 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	1.40%
C000205249 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	1.20%
C000205249 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	0.40%
C000064995 | FR_093712107
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000064995 | FR_G3323L100
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000064995 | FR_607828100
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000064995 | FR_21044C107
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000064995 | FR_816850101
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000064995 | FR_52476L109
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000064995 | FR_29358P101
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000064995 | FR_925550105
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000064995 | FR_144285103
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000064995 | FR_75524B104
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000064995 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	36.10%
C000064995 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	23.20%
C000064995 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	22.50%
C000064995 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	6.90%
C000064995 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	6.40%
C000064995 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	1.90%
C000064995 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	1.40%
C000064995 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	1.20%
C000064995 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	0.40%
C000019957 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000019957 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000019957 | FR_65339F101
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000019957 | FR_74743L100
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000019957 | FR_13646K108
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000019957 | FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000019957 | FR_14040H105
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000019957 | FR_G29183103
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000019957 | FR_438516106
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000019957 | FR_504922105
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000019957 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	16.60%
C000019957 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	11.70%
C000019957 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	12.10%
C000019957 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	8.90%
C000019957 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	18.30%
C000019957 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	4.40%
C000019957 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	3.30%
C000019957 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	6.20%
C000019957 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	7.00%
C000019957 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	5.90%
C000019957 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	5.60%
C000176621 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000176621 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000176621 | FR_65339F101
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000176621 | FR_74743L100
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000176621 | FR_13646K108
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000176621 | FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000176621 | FR_14040H105
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000176621 | FR_G29183103
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000176621 | FR_438516106
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000176621 | FR_504922105
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000176621 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	16.60%
C000176621 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	11.70%
C000176621 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	12.10%
C000176621 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	8.90%
C000176621 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	18.30%
C000176621 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	4.40%
C000176621 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	3.30%
C000176621 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	6.20%
C000176621 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	7.00%
C000176621 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	5.90%
C000176621 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	5.60%
C000019962 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000019962 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000019962 | FR_65339F101
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000019962 | FR_74743L100
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000019962 | FR_13646K108
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000019962 | FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000019962 | FR_14040H105
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000019962 | FR_G29183103
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000019962 | FR_438516106
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000019962 | FR_504922105
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000019962 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	16.60%
C000019962 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	11.70%
C000019962 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	12.10%
C000019962 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	8.90%
C000019962 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	18.30%
C000019962 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	4.40%
C000019962 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	3.30%
C000019962 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	6.20%
C000019962 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	7.00%
C000019962 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	5.90%
C000019962 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	5.60%
C000020321 | FR_464286400
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000020321 | FR_464286772
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000020321 | FR_91282CML2
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000020321 | FR_91282CEJ6
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000020321 | FR_912828Z37
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000020321 | FR_91282CHP9
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000020321 | FR_9128283R9
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000020321 | FR_912828ZZ6
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000020321 | FR_91282CFR7
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000020321 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000020321 | AssetU.S. Treasury securities
Holdings [Line Items]
Percent of Total Investments	28.70%
C000020321 | AssetCorporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	9.80%
C000020321 | AssetYankee corporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	1.50%
C000020321 | AssetCommon stocks
Holdings [Line Items]
Percent of Total Investments	48.30%
C000020321 | AssetInvestment companies
Holdings [Line Items]
Percent of Total Investments	11.60%
C000020321 | AssetLoans
Holdings [Line Items]
Percent of Total Investments	0.10%
C000176626 | FR_464286400
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000176626 | FR_464286772
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000176626 | FR_91282CML2
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000176626 | FR_91282CEJ6
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000176626 | FR_912828Z37
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000176626 | FR_91282CHP9
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000176626 | FR_9128283R9
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000176626 | FR_912828ZZ6
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000176626 | FR_91282CFR7
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000176626 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000176626 | AssetU.S. Treasury securities
Holdings [Line Items]
Percent of Total Investments	28.70%
C000176626 | AssetCorporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	9.80%
C000176626 | AssetYankee corporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	1.50%
C000176626 | AssetCommon stocks
Holdings [Line Items]
Percent of Total Investments	48.30%
C000176626 | AssetInvestment companies
Holdings [Line Items]
Percent of Total Investments	11.60%
C000176626 | AssetLoans
Holdings [Line Items]
Percent of Total Investments	0.10%
C000176627 | FR_464286400
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000176627 | FR_464286772
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000176627 | FR_91282CML2
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000176627 | FR_91282CEJ6
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000176627 | FR_912828Z37
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000176627 | FR_91282CHP9
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000176627 | FR_9128283R9
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000176627 | FR_912828ZZ6
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000176627 | FR_91282CFR7
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000176627 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000176627 | AssetU.S. Treasury securities
Holdings [Line Items]
Percent of Total Investments	28.70%
C000176627 | AssetCorporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	9.80%
C000176627 | AssetYankee corporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	1.50%
C000176627 | AssetCommon stocks
Holdings [Line Items]
Percent of Total Investments	48.30%
C000176627 | AssetInvestment companies
Holdings [Line Items]
Percent of Total Investments	11.60%
C000176627 | AssetLoans
Holdings [Line Items]
Percent of Total Investments	0.10%
C000020212 | FR_607828100
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000020212 | FR_52476L109
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000020212 | FR_925550105
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000020212 | FR_007973100
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000020212 | FR_G87110105
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000020212 | FR_28618M106
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000020212 | FR_78473E103
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000020212 | FR_55405Y100
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000020212 | FR_296315104
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000020212 | FR_55405W104
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000020212 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	29.30%
C000020212 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	19.60%
C000020212 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	22.30%
C000020212 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	9.60%
C000020212 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	11.20%
C000020212 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	1.40%
C000020212 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	3.30%
C000020212 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	0.60%
C000020212 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	2.70%
C000150667 | FR_607828100
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000150667 | FR_52476L109
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000150667 | FR_925550105
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000150667 | FR_007973100
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000150667 | FR_G87110105
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000150667 | FR_28618M106
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000150667 | FR_78473E103
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000150667 | FR_55405Y100
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000150667 | FR_296315104
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000150667 | FR_55405W104
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000150667 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	29.30%
C000150667 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	19.60%
C000150667 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	22.30%
C000150667 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	9.60%
C000150667 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	11.20%
C000150667 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	1.40%
C000150667 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	3.30%
C000150667 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	0.60%
C000150667 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	2.70%
C000064972 | FR_607828100
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000064972 | FR_52476L109
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000064972 | FR_925550105
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000064972 | FR_007973100
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000064972 | FR_G87110105
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000064972 | FR_28618M106
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000064972 | FR_78473E103
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000064972 | FR_55405Y100
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000064972 | FR_296315104
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000064972 | FR_55405W104
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000064972 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	29.30%
C000064972 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	19.60%
C000064972 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	22.30%
C000064972 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	9.60%
C000064972 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	11.20%
C000064972 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	1.40%
C000064972 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	3.30%
C000064972 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	0.60%
C000064972 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	2.70%
C000020236 | FR_703481101
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000020236 | FR_483007704
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000020236 | FR_667746101
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000020236 | FR_451107106
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000020236 | FR_71424F105
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000020236 | FR_723484101
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000020236 | FR_00676P107
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000020236 | FR_801056102
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000020236 | FR_576485205
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000020236 | FR_047649108
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000020236 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	22.60%
C000020236 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	3.80%
C000020236 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	12.60%
C000020236 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	10.60%
C000020236 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	20.70%
C000020236 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	2.80%
C000020236 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	3.90%
C000020236 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	4.30%
C000020236 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	7.00%
C000020236 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	1.50%
C000020236 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	8.40%
C000020236 | SectorInvestment companies
Holdings [Line Items]
Percent of Total Investments	1.80%
C000176624 | FR_703481101
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000176624 | FR_483007704
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000176624 | FR_667746101
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000176624 | FR_451107106
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000176624 | FR_71424F105
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000176624 | FR_723484101
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000176624 | FR_00676P107
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000176624 | FR_801056102
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000176624 | FR_576485205
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000176624 | FR_047649108
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000176624 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	22.60%
C000176624 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	3.80%
C000176624 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	12.60%
C000176624 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	10.60%
C000176624 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	20.70%
C000176624 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	2.80%
C000176624 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	3.90%
C000176624 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	4.30%
C000176624 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	7.00%
C000176624 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	1.50%
C000176624 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	8.40%
C000176624 | SectorInvestment companies
Holdings [Line Items]
Percent of Total Investments	1.80%
C000092788 | FR_703481101
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000092788 | FR_483007704
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000092788 | FR_667746101
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000092788 | FR_451107106
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000092788 | FR_71424F105
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000092788 | FR_723484101
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000092788 | FR_00676P107
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000092788 | FR_801056102
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000092788 | FR_576485205
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000092788 | FR_047649108
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000092788 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	22.60%
C000092788 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	3.80%
C000092788 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	12.60%
C000092788 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	10.60%
C000092788 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	20.70%
C000092788 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	2.80%
C000092788 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	3.90%
C000092788 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	4.30%
C000092788 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	7.00%
C000092788 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	1.50%
C000092788 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	8.40%
C000092788 | SectorInvestment companies
Holdings [Line Items]
Percent of Total Investments	1.80%
C000230176 | FR_910800015
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000230176 | FR_01989A605
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000230176 | FR_464287200
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000230176 | FR_464286772
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000230176 | FR_910800035
Holdings [Line Items]
Percent of Net Asset Value	31.20%
C000230176 | FR_46432F842
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000230176 | FR_46434G103
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000230176 | FR_94987W539
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000230176 | FR_94987W810
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000230176 | FR_94987W828
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000230176 | U.S. large cap equities
Holdings [Line Items]
Percent of Total Investments	55.00%
C000230176 | International developed equities
Holdings [Line Items]
Percent of Total Investments	22.90%
C000230176 | Emerging markets equities
Holdings [Line Items]
Percent of Total Investments	15.10%
C000230176 | U.S. small cap equities
Holdings [Line Items]
Percent of Total Investments	7.00%
C000176113 | FR_910800015
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000176113 | FR_01989A605
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000176113 | FR_464287200
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000176113 | FR_464286772
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000176113 | FR_910800035
Holdings [Line Items]
Percent of Net Asset Value	31.20%
C000176113 | FR_46432F842
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000176113 | FR_46434G103
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000176113 | FR_94987W539
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000176113 | FR_94987W810
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000176113 | FR_94987W828
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000176113 | U.S. large cap equities
Holdings [Line Items]
Percent of Total Investments	55.00%
C000176113 | International developed equities
Holdings [Line Items]
Percent of Total Investments	22.90%
C000176113 | Emerging markets equities
Holdings [Line Items]
Percent of Total Investments	15.10%
C000176113 | U.S. small cap equities
Holdings [Line Items]
Percent of Total Investments	7.00%
C000176114 | FR_910800015
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000176114 | FR_01989A605
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000176114 | FR_464287200
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000176114 | FR_464286772
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000176114 | FR_910800035
Holdings [Line Items]
Percent of Net Asset Value	31.20%
C000176114 | FR_46432F842
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000176114 | FR_46434G103
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000176114 | FR_94987W539
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000176114 | FR_94987W810
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000176114 | FR_94987W828
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000176114 | U.S. large cap equities
Holdings [Line Items]
Percent of Total Investments	55.00%
C000176114 | International developed equities
Holdings [Line Items]
Percent of Total Investments	22.90%
C000176114 | Emerging markets equities
Holdings [Line Items]
Percent of Total Investments	15.10%
C000176114 | U.S. small cap equities
Holdings [Line Items]
Percent of Total Investments	7.00%
C000205242 | FR_910800015
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000205242 | FR_01989A605
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000205242 | FR_464287200
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000205242 | FR_464286772
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000205242 | FR_910800035
Holdings [Line Items]
Percent of Net Asset Value	31.20%
C000205242 | FR_46432F842
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000205242 | FR_46434G103
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000205242 | FR_94987W539
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000205242 | FR_94987W810
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000205242 | FR_94987W828
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000205242 | U.S. large cap equities
Holdings [Line Items]
Percent of Total Investments	55.00%
C000205242 | International developed equities
Holdings [Line Items]
Percent of Total Investments	22.90%
C000205242 | Emerging markets equities
Holdings [Line Items]
Percent of Total Investments	15.10%
C000205242 | U.S. small cap equities
Holdings [Line Items]
Percent of Total Investments	7.00%
C000176111 | FR_910800015
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000176111 | FR_94988V431
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000176111 | FR_01989A209
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000176111 | FR_910800004
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000176111 | FR_01989A308
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000176111 | FR_910800035
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000176111 | FR_01989A100
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000176111 | FR_464287226
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000176111 | FR_94988A726
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000176111 | FR_94988V241
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000176111 | Bonds
Holdings [Line Items]
Percent of Total Investments	44.30%
C000176111 | Stocks
Holdings [Line Items]
Percent of Total Investments	35.70%
C000176111 | Inflation sensitive investments
Holdings [Line Items]
Percent of Total Investments	15.40%
C000176111 | Alternative investments
Holdings [Line Items]
Percent of Total Investments	4.60%
C000176112 | FR_910800015
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000176112 | FR_94988V431
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000176112 | FR_01989A209
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000176112 | FR_910800004
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000176112 | FR_01989A308
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000176112 | FR_910800035
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000176112 | FR_01989A100
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000176112 | FR_464287226
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000176112 | FR_94988A726
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000176112 | FR_94988V241
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000176112 | Bonds
Holdings [Line Items]
Percent of Total Investments	44.30%
C000176112 | Stocks
Holdings [Line Items]
Percent of Total Investments	35.70%
C000176112 | Inflation sensitive investments
Holdings [Line Items]
Percent of Total Investments	15.40%
C000176112 | Alternative investments
Holdings [Line Items]
Percent of Total Investments	4.60%
C000205241 | FR_910800015
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000205241 | FR_94988V431
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000205241 | FR_01989A209
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000205241 | FR_910800004
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000205241 | FR_01989A308
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000205241 | FR_910800035
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000205241 | FR_01989A100
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000205241 | FR_464287226
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000205241 | FR_94988A726
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000205241 | FR_94988V241
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000205241 | Bonds
Holdings [Line Items]
Percent of Total Investments	44.30%
C000205241 | Stocks
Holdings [Line Items]
Percent of Total Investments	35.70%
C000205241 | Inflation sensitive investments
Holdings [Line Items]
Percent of Total Investments	15.40%
C000205241 | Alternative investments
Holdings [Line Items]
Percent of Total Investments	4.60%
C000176107 | FR_910800015
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000176107 | FR_01989A605
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000176107 | FR_94988V431
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000176107 | FR_01989A209
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000176107 | FR_464287200
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000176107 | FR_910800004
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000176107 | FR_910800035
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000176107 | FR_46432F842
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000176107 | FR_46434G103
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000176107 | FR_01989A100
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000176107 | Bonds
Holdings [Line Items]
Percent of Total Investments	20.90%
C000176107 | Stocks
Holdings [Line Items]
Percent of Total Investments	62.80%
C000176107 | Inflation sensitive investments
Holdings [Line Items]
Percent of Total Investments	13.60%
C000176107 | Alternative investments
Holdings [Line Items]
Percent of Total Investments	2.70%
C000176108 | FR_910800015
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000176108 | FR_01989A605
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000176108 | FR_94988V431
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000176108 | FR_01989A209
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000176108 | FR_464287200
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000176108 | FR_910800004
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000176108 | FR_910800035
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000176108 | FR_46432F842
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000176108 | FR_46434G103
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000176108 | FR_01989A100
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000176108 | Bonds
Holdings [Line Items]
Percent of Total Investments	20.90%
C000176108 | Stocks
Holdings [Line Items]
Percent of Total Investments	62.80%
C000176108 | Inflation sensitive investments
Holdings [Line Items]
Percent of Total Investments	13.60%
C000176108 | Alternative investments
Holdings [Line Items]
Percent of Total Investments	2.70%
C000205239 | FR_910800015
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000205239 | FR_01989A605
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000205239 | FR_94988V431
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000205239 | FR_01989A209
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000205239 | FR_464287200
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000205239 | FR_910800004
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000205239 | FR_910800035
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000205239 | FR_46432F842
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000205239 | FR_46434G103
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000205239 | FR_01989A100
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000205239 | Bonds
Holdings [Line Items]
Percent of Total Investments	20.90%
C000205239 | Stocks
Holdings [Line Items]
Percent of Total Investments	62.80%
C000205239 | Inflation sensitive investments
Holdings [Line Items]
Percent of Total Investments	13.60%
C000205239 | Alternative investments
Holdings [Line Items]
Percent of Total Investments	2.70%
C000176116 | FR_910800015
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000176116 | FR_94988V431
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000176116 | FR_01989A209
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000176116 | FR_910800004
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000176116 | FR_01989A308
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000176116 | FR_01989A100
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000176116 | FR_464287226
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000176116 | FR_94988A726
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000176116 | FR_94988V241
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000176116 | FR_910800007
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000176116 | Bonds
Holdings [Line Items]
Percent of Total Investments	68.60%
C000176116 | Stocks
Holdings [Line Items]
Percent of Total Investments	11.80%
C000176116 | Inflation sensitive investments
Holdings [Line Items]
Percent of Total Investments	15.50%
C000176116 | Alternative investments
Holdings [Line Items]
Percent of Total Investments	4.10%
C000176115 | FR_910800015
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000176115 | FR_94988V431
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000176115 | FR_01989A209
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000176115 | FR_910800004
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000176115 | FR_01989A308
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000176115 | FR_01989A100
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000176115 | FR_464287226
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000176115 | FR_94988A726
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000176115 | FR_94988V241
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000176115 | FR_910800007
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000176115 | Bonds
Holdings [Line Items]
Percent of Total Investments	68.60%
C000176115 | Stocks
Holdings [Line Items]
Percent of Total Investments	11.80%
C000176115 | Inflation sensitive investments
Holdings [Line Items]
Percent of Total Investments	15.50%
C000176115 | Alternative investments
Holdings [Line Items]
Percent of Total Investments	4.10%
C000205245 | FR_910800015
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000205245 | FR_94988V431
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000205245 | FR_01989A209
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000205245 | FR_910800004
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000205245 | FR_01989A308
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000205245 | FR_01989A100
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000205245 | FR_464287226
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000205245 | FR_94988A726
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000205245 | FR_94988V241
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000205245 | FR_910800007
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000205245 | Bonds
Holdings [Line Items]
Percent of Total Investments	68.60%
C000205245 | Stocks
Holdings [Line Items]
Percent of Total Investments	11.80%
C000205245 | Inflation sensitive investments
Holdings [Line Items]
Percent of Total Investments	15.50%
C000205245 | Alternative investments
Holdings [Line Items]
Percent of Total Investments	4.10%
C000176109 | FR_910800015
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000176109 | FR_94988V431
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000176109 | FR_01989A209
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000176109 | FR_910800004
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000176109 | FR_01989A308
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000176109 | FR_910800035
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000176109 | FR_46432F842
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000176109 | FR_01989A100
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000176109 | FR_94988A726
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000176109 | FR_94988V241
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000176109 | Bonds
Holdings [Line Items]
Percent of Total Investments	30.90%
C000176109 | Stocks
Holdings [Line Items]
Percent of Total Investments	50.90%
C000176109 | Inflation sensitive investments
Holdings [Line Items]
Percent of Total Investments	13.70%
C000176109 | Alternative investments
Holdings [Line Items]
Percent of Total Investments	4.50%
C000176110 | FR_910800015
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000176110 | FR_94988V431
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000176110 | FR_01989A209
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000176110 | FR_910800004
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000176110 | FR_01989A308
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000176110 | FR_910800035
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000176110 | FR_46432F842
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000176110 | FR_01989A100
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000176110 | FR_94988A726
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000176110 | FR_94988V241
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000176110 | Bonds
Holdings [Line Items]
Percent of Total Investments	30.90%
C000176110 | Stocks
Holdings [Line Items]
Percent of Total Investments	50.90%
C000176110 | Inflation sensitive investments
Holdings [Line Items]
Percent of Total Investments	13.70%
C000176110 | Alternative investments
Holdings [Line Items]
Percent of Total Investments	4.50%
C000205240 | FR_910800015
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000205240 | FR_94988V431
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000205240 | FR_01989A209
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000205240 | FR_910800004
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000205240 | FR_01989A308
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000205240 | FR_910800035
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000205240 | FR_46432F842
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000205240 | FR_01989A100
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000205240 | FR_94988A726
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000205240 | FR_94988V241
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000205240 | Bonds
Holdings [Line Items]
Percent of Total Investments	30.90%
C000205240 | Stocks
Holdings [Line Items]
Percent of Total Investments	50.90%
C000205240 | Inflation sensitive investments
Holdings [Line Items]
Percent of Total Investments	13.70%
C000205240 | Alternative investments
Holdings [Line Items]
Percent of Total Investments	4.50%
C000110554 | FR_910800015
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000110554 | FR_94988V704
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000110554 | FR_464286400
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000110554 | FR_464286772
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000110554 | FR_910800035
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000110554 | FR_01989A100
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000110554 | FR_94988V241
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000110554 | FR_910800037
Holdings [Line Items]
Percent of Net Asset Value	48.50%
C000110554 | U.S. equities
Holdings [Line Items]
Percent of Total Investments	12.90%
C000110554 | International developed equities
Holdings [Line Items]
Percent of Total Investments	6.50%
C000110554 | Emerging markets equities
Holdings [Line Items]
Percent of Total Investments	13.50%
C000110554 | Alternative investments
Holdings [Line Items]
Percent of Total Investments	17.30%
C000110554 | Commodities
Holdings [Line Items]
Percent of Total Investments	21.80%
C000110554 | Treasuries (Including inflation linked)
Holdings [Line Items]
Percent of Total Investments	20.70%
C000110554 | Global credit
Holdings [Line Items]
Percent of Total Investments	7.30%
C000110555 | FR_910800015
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000110555 | FR_94988V704
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000110555 | FR_464286400
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000110555 | FR_464286772
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000110555 | FR_910800035
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000110555 | FR_01989A100
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000110555 | FR_94988V241
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000110555 | FR_910800037
Holdings [Line Items]
Percent of Net Asset Value	48.50%
C000110555 | U.S. equities
Holdings [Line Items]
Percent of Total Investments	12.90%
C000110555 | International developed equities
Holdings [Line Items]
Percent of Total Investments	6.50%
C000110555 | Emerging markets equities
Holdings [Line Items]
Percent of Total Investments	13.50%
C000110555 | Alternative investments
Holdings [Line Items]
Percent of Total Investments	17.30%
C000110555 | Commodities
Holdings [Line Items]
Percent of Total Investments	21.80%
C000110555 | Treasuries (Including inflation linked)
Holdings [Line Items]
Percent of Total Investments	20.70%
C000110555 | Global credit
Holdings [Line Items]
Percent of Total Investments	7.30%
C000150671 | FR_910800015
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000150671 | FR_94988V704
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000150671 | FR_464286400
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000150671 | FR_464286772
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000150671 | FR_910800035
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000150671 | FR_01989A100
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000150671 | FR_94988V241
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000150671 | FR_910800037
Holdings [Line Items]
Percent of Net Asset Value	48.50%
C000150671 | U.S. equities
Holdings [Line Items]
Percent of Total Investments	12.90%
C000150671 | International developed equities
Holdings [Line Items]
Percent of Total Investments	6.50%
C000150671 | Emerging markets equities
Holdings [Line Items]
Percent of Total Investments	13.50%
C000150671 | Alternative investments
Holdings [Line Items]
Percent of Total Investments	17.30%
C000150671 | Commodities
Holdings [Line Items]
Percent of Total Investments	21.80%
C000150671 | Treasuries (Including inflation linked)
Holdings [Line Items]
Percent of Total Investments	20.70%
C000150671 | Global credit
Holdings [Line Items]
Percent of Total Investments	7.30%
C000123115 | FR_910800015
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000123115 | FR_94988V704
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000123115 | FR_464286400
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000123115 | FR_464286772
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000123115 | FR_910800035
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000123115 | FR_01989A100
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000123115 | FR_94988V241
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000123115 | FR_910800037
Holdings [Line Items]
Percent of Net Asset Value	48.50%
C000123115 | U.S. equities
Holdings [Line Items]
Percent of Total Investments	12.90%
C000123115 | International developed equities
Holdings [Line Items]
Percent of Total Investments	6.50%
C000123115 | Emerging markets equities
Holdings [Line Items]
Percent of Total Investments	13.50%
C000123115 | Alternative investments
Holdings [Line Items]
Percent of Total Investments	17.30%
C000123115 | Commodities
Holdings [Line Items]
Percent of Total Investments	21.80%
C000123115 | Treasuries (Including inflation linked)
Holdings [Line Items]
Percent of Total Investments	20.70%
C000123115 | Global credit
Holdings [Line Items]
Percent of Total Investments	7.30%